Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 24,013
Due from one year to five years	1,202,901
Due from five years to ten years	591,471
Due after ten years	2,347,396
Held-to-maturity debt securities, Amortized cost	4,165,781	¥ 4,441,901
Held-to-maturity debt securities, Fair value:
Due in one year or less	24,056
Due from one year to five years	1,235,096
Due from five years to ten years	587,205
Due after ten years	2,331,537
Held-to-maturity debt securities, Fair value	4,177,894	4,452,947
Available-for-sale debt securities, Fair value:
Due in one year or less	11,827,106
Due from one year to five years	10,833,597
Due from five years to ten years	5,794,878
Due after ten years	5,744,622
Available-for-sale debt securities, Fair value	¥ 34,200,203	¥ 33,518,503